Net interest income (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated and separate financial statements [line items]
Net interest income
	2018	2017	2016
	£m	£m	£m
Cash and balances at central banks	1,123	583	186
Loans and advances at amortised cost	12,073	12,069	13,558
Financial investments	-	754	740
Fair value through other comprehensive income	1,029	-	-
Other	316	225	57
Interest income	14,541	13,631	14,541
Deposits at amortised cost	(2,250)	(1,493)	(1,779)
Debt securities in issue	(1,677)	(915)	(990)
Subordinated liabilities	(1,223)	(1,223)	(1,104)
Other	(329)	(155)	(131)
Interest expense	(5,479)	(3,786)	(4,004)
Net interest income	9,062	9,845	10,537